UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10607
Large Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code):	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Large-Cap Growth Portfolio                                                                                                       as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Advertising — 0.9%
Omnicom Group, Inc.	3,500	$297,955
		$297,955
Apparel and Footwear — 1.3%
Nike, Inc., Class B	5,000	433,950
		$433,950
Banks — 2.8%
Bank of New York Co., Inc. (The)	17,000	541,450
Wachovia Corp.	7,000	370,020
		$911,470
Beverages — 1.4%
PepsiCo, Inc.	8,000	472,640
		$472,640
Biotechnology — 3.0%
Amgen, Inc. (1)	12,600	993,636
		$993,636
Chemicals — 1.4%
Rohm & Haas Co.	9,300	450,306
		$450,306
Communications Equipment — 1.9%
Motorola, Inc.	27,000	609,930
		$609,930
Computer Hardware — 2.0%
Dell, Inc. (1)	21,700	650,783
		$650,783
Diversified Financial Services — 9.7%
A.G. Edwards, Inc.	8,000	374,880
American Express Co.	12,000	617,520
Capital One Financial Corp.	4,000	345,600
Citigroup, Inc.	14,000	679,420
Franklin Resources, Inc.	4,000	376,040
Merrill Lynch & Co., Inc.	11,600	785,668
		$3,179,128
Electrical Equipment — 2.5%
Emerson Electric Co.	11,000	821,700
		$821,700
Electronic Equipment & Instruments — 1.1%
Molex, Inc.	14,000	363,300
		$363,300

Foods — 2.0%
General Mills, Inc.	13,000	$641,160
		$641,160
Health and Personal Care — 1.3%
Estee Lauder Cos., Inc. (The), Class A	13,000	435,240
		$435,240
Health Care - Drugs Major — 7.0%
Forest Laboratories, Inc. (1)	12,000	488,160
Johnson & Johnson Co.	12,000	721,200
Pfizer, Inc.	26,850	626,142
Schering-Plough Corp.	22,000	458,700
		$2,294,202
Health Care - Equipment — 4.7%
Biomet, Inc.	15,000	548,550
Medtronic, Inc.	17,000	978,690
		$1,527,240
Health Services — 1.0%
Express Scripts, Inc. (1)	4,000	335,200
		$335,200
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	7,600	406,372
		$406,372
Household Products — 3.3%
Colgate-Palmolive Co.	8,000	438,800
Procter & Gamble Co.	11,000	636,680
		$1,075,480
Industrial Conglomerates — 3.4%
General Electric Co.	32,000	1,121,600
		$1,121,600
Industrial Gases — 1.8%
Air Products and Chemicals, Inc.	10,000	591,900
		$591,900
Insurance - Life and Health — 3.4%
Aflac, Inc.	11,000	510,620
UnitedHealth Group, Inc.	9,500	590,330
		$1,100,950
Internet Services — 1.8%
eBay, Inc. (1)	14,000	605,500
		$605,500

IT Consulting and Services — 6.0%
CDW Corp.	9,000	$518,130
First Data Corp.	14,431	620,677
Fiserv, Inc. (1)	10,000	432,700
SEI Investments Co.	11,000	407,000
		$1,978,507
Machinery - Industrial — 2.9%
Caterpillar, Inc.	10,000	577,700
Dover Corp.	9,400	380,606
		$958,306
Manufacturing - Diversified — 3.5%
3M Co.	7,000	542,500
Illinois Tool Works, Inc.	7,000	615,930
		$1,158,430
Networking Equipment — 2.7%
Cisco Systems, Inc. (1)	52,600	900,512
		$900,512
Oil and Gas - Equipment and Services — 2.0%
Baker Hughes, Inc.	11,000	668,580
		$668,580
Oil and Gas - Exploration and Production — 1.9%
National-Oilwell Varco, Inc. (1)	10,000	627,000
		$627,000
Oil and Gas - Integrated — 2.2%
Exxon Mobil Corp.	13,000	730,210
		$730,210
Retail - Food and Drug — 1.6%
Walgreen Co.	12,000	531,120
		$531,120
Retail - Home Improvement — 2.8%
Lowe’s Companies, Inc.	14,000	933,240
		$933,240
Retail - Office Supplies — 1.4%
Staples, Inc.	20,500	465,555
		$465,555
Retail - Specialty and Apparel — 3.7%
Bed Bath and Beyond, Inc. (1)	9,000	325,350
Costco Wholesale Corp.	10,000	494,700
Kohl’s Corp. (1)	8,000	388,800
		$1,208,850

Semiconductors — 5.5%
Intel Corp.	35,300	$881,088
Linear Technology Corp.	18,000	649,260
Maxim Integrated Products, Inc.	8,000	289,920
		$1,820,268
Systems Software — 2.6%
Microsoft Corp.	32,000	836,800
		$836,800
Total Common Stocks (identified cost $27,014,908)		$32,137,020
Total Investments — 97.7% (identified cost $27,014,908)		$32,137,020
Other Assets, Less Liabilities — 2.3%		$770,403
Net Assets — 100.0%		$32,907,423

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$27,014,908
Gross unrealized appreciation	$5,417,247
Gross unrealized depreciation	(295,135)
Net unrealized appreciation	$5,122,112

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large Cap Growth Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	February 27, 2006
By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	February 27, 2006